Inventory	6 Months Ended
Jun. 30, 2025
Inventory
Inventory

5.    Inventory

	December 31,	June 30,
	2024	2025
		(Unaudited)
Raw materials	2,273,991	2,362,350
Work in process	141,195	190,206
Finished Goods	4,291,167	5,363,773
Merchandise	626,772	692,816
Less: inventory provision	(245,902)	(365,808)
Total	7,087,223	8,243,337

Raw materials primarily consist of materials for volume production as well as spare parts used for aftersales services.

Finished goods include vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at the Group’s sales and service center locations and charging piles.

Merchandise includes accessories and branded merchandise which can be redeemed by customer loyalty program.

Inventory write-downs recorded in cost of sales for the six months ended June 30, 2024 and 2025 were RMB71,175 and RMB133,381, respectively.